Related Party Transactions (Details - Captive Insurance Policies) $ in Thousands	12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Related Party Transactions
Number of insurance companies established by stockholders | item	2
Annual insurance expense	$ 2,400
Total captive policy expense	1,600	$ 2,200	$ 2,700
Total claims filed	1,400	1,400	$ 900
Receivables from captive insurance companies	$ 250	$ 1,500